Right-of-use assets and Lease liabilities - Maturity of Lease Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of maturity analysis of lease payments [Line Items]
Total lease liabilities undiscounted	$ 544	$ 514
Total lease liabilities	430	406
Not later than one year
Disclosure of maturity analysis of lease payments [Line Items]
Total lease liabilities undiscounted	85	80
Total lease liabilities	71	67
Between one and five years
Disclosure of maturity analysis of lease payments [Line Items]
Total lease liabilities undiscounted	226	197
Total lease liabilities	180	157
Later than five years
Disclosure of maturity analysis of lease payments [Line Items]
Total lease liabilities undiscounted	233	237
Total lease liabilities	$ 179	$ 182